Shareholder Report, Holdings (Details)	Jun. 30, 2026
C000103324 | FR_BVSS790
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000103324 | FR_376788980
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000103324 | FR_BNHSJN3
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000103324 | FR_BYZFYS3
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000103324 | FR_653301994
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000103324 | FR_BYVQYG8
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000103324 | FR_BJ5FQX7
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000103324 | FR_548991694
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000103324 | FR_862119997
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000103324 | FR_B286382
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000103324 | Country Other Line
Holdings [Line Items]
Percent of Net Asset Value	12.30%
C000103324 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	36.00%
C000103324 | Financials
Holdings [Line Items]
Percent of Net Asset Value	20.30%
C000103324 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	6.80%
C000103324 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	6.20%
C000103324 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	6.20%
C000103324 | Materials
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000103324 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000103324 | Energy
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000103324 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000103324 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000103324 | Other
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000103324 | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	30.10%
C000103324 | France
Holdings [Line Items]
Percent of Net Asset Value	16.10%
C000103324 | Germany
Holdings [Line Items]
Percent of Net Asset Value	9.00%
C000103324 | Ireland
Holdings [Line Items]
Percent of Net Asset Value	7.70%
C000103324 | Italy
Holdings [Line Items]
Percent of Net Asset Value	7.20%
C000103324 | Austria
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000103324 | Switzerland
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000103324 | Greece
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000103324 | Denmark
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000103324 | Norway
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000103327 | FR_BVSS790
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000103327 | FR_376788980
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000103327 | FR_BNHSJN3
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000103327 | FR_BYZFYS3
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000103327 | FR_653301994
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000103327 | FR_BYVQYG8
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000103327 | FR_BJ5FQX7
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000103327 | FR_548991694
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000103327 | FR_862119997
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000103327 | FR_B286382
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000103327 | Country Other Line
Holdings [Line Items]
Percent of Net Asset Value	12.30%
C000103327 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	36.00%
C000103327 | Financials
Holdings [Line Items]
Percent of Net Asset Value	20.30%
C000103327 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	6.80%
C000103327 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	6.20%
C000103327 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	6.20%
C000103327 | Materials
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000103327 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000103327 | Energy
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000103327 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000103327 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000103327 | Other
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000103327 | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	30.10%
C000103327 | France
Holdings [Line Items]
Percent of Net Asset Value	16.10%
C000103327 | Germany
Holdings [Line Items]
Percent of Net Asset Value	9.00%
C000103327 | Ireland
Holdings [Line Items]
Percent of Net Asset Value	7.70%
C000103327 | Italy
Holdings [Line Items]
Percent of Net Asset Value	7.20%
C000103327 | Austria
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000103327 | Switzerland
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000103327 | Greece
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000103327 | Denmark
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000103327 | Norway
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000024954 | FR_78473E103
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000024954 | FR_918284100
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000024954 | FR_36831E108
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000024954 | FR_G8068L108
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000024954 | FR_149568107
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000024954 | FR_25402D102
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000024954 | FR_40131M109
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000024954 | FR_782011100
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000024954 | FR_925550105
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000024954 | FR_258278100
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000024954 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	27.40%
C000024954 | Financials
Holdings [Line Items]
Percent of Net Asset Value	7.00%
C000024954 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	7.20%
C000024954 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	21.40%
C000024954 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	23.90%
C000024954 | Energy
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000024954 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000024954 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000024954 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000024954 | LongCommon Stocks
Holdings [Line Items]
Percent of Net Asset Value	93.00%
C000024954 | LongMoney Market Funds
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000024954 | LongExchange-Traded Equity Funds
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000024956 | FR_78473E103
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000024956 | FR_918284100
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000024956 | FR_36831E108
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000024956 | FR_G8068L108
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000024956 | FR_149568107
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000024956 | FR_25402D102
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000024956 | FR_40131M109
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000024956 | FR_782011100
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000024956 | FR_925550105
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000024956 | FR_258278100
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000024956 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	27.40%
C000024956 | Financials
Holdings [Line Items]
Percent of Net Asset Value	7.00%
C000024956 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	7.20%
C000024956 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	21.40%
C000024956 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	23.90%
C000024956 | Energy
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000024956 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000024956 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000024956 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000024956 | LongCommon Stocks
Holdings [Line Items]
Percent of Net Asset Value	93.00%
C000024956 | LongMoney Market Funds
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000024956 | LongExchange-Traded Equity Funds
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000251059 | FR_78473E103
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000251059 | FR_918284100
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000251059 | FR_36831E108
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000251059 | FR_G8068L108
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000251059 | FR_149568107
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000251059 | FR_25402D102
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000251059 | FR_40131M109
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000251059 | FR_782011100
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000251059 | FR_925550105
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000251059 | FR_258278100
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000251059 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	27.40%
C000251059 | Financials
Holdings [Line Items]
Percent of Net Asset Value	7.00%
C000251059 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	7.20%
C000251059 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	21.40%
C000251059 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	23.90%
C000251059 | Energy
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000251059 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000251059 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000251059 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000251059 | LongCommon Stocks
Holdings [Line Items]
Percent of Net Asset Value	93.00%
C000251059 | LongMoney Market Funds
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000251059 | LongExchange-Traded Equity Funds
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000122736 | FR_78473E103
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000122736 | FR_918284100
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000122736 | FR_36831E108
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000122736 | FR_G8068L108
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000122736 | FR_149568107
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000122736 | FR_25402D102
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000122736 | FR_40131M109
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000122736 | FR_782011100
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000122736 | FR_925550105
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000122736 | FR_258278100
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000122736 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	27.40%
C000122736 | Financials
Holdings [Line Items]
Percent of Net Asset Value	7.00%
C000122736 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	7.20%
C000122736 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	21.40%
C000122736 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	23.90%
C000122736 | Energy
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000122736 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000122736 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000122736 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000122736 | LongCommon Stocks
Holdings [Line Items]
Percent of Net Asset Value	93.00%
C000122736 | LongMoney Market Funds
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000122736 | LongExchange-Traded Equity Funds
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000122737 | FR_78473E103
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000122737 | FR_918284100
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000122737 | FR_36831E108
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000122737 | FR_G8068L108
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000122737 | FR_149568107
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000122737 | FR_25402D102
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000122737 | FR_40131M109
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000122737 | FR_782011100
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000122737 | FR_925550105
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000122737 | FR_258278100
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000122737 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	27.40%
C000122737 | Financials
Holdings [Line Items]
Percent of Net Asset Value	7.00%
C000122737 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	7.20%
C000122737 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	21.40%
C000122737 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	23.90%
C000122737 | Energy
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000122737 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000122737 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000122737 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000122737 | LongCommon Stocks
Holdings [Line Items]
Percent of Net Asset Value	93.00%
C000122737 | LongMoney Market Funds
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000122737 | LongExchange-Traded Equity Funds
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000024957 | FR_78473E103
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000024957 | FR_918284100
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000024957 | FR_36831E108
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000024957 | FR_G8068L108
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000024957 | FR_149568107
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000024957 | FR_25402D102
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000024957 | FR_40131M109
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000024957 | FR_782011100
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000024957 | FR_925550105
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000024957 | FR_258278100
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000024957 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	27.40%
C000024957 | Financials
Holdings [Line Items]
Percent of Net Asset Value	7.00%
C000024957 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	7.20%
C000024957 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	21.40%
C000024957 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	23.90%
C000024957 | Energy
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000024957 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000024957 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000024957 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000024957 | LongCommon Stocks
Holdings [Line Items]
Percent of Net Asset Value	93.00%
C000024957 | LongMoney Market Funds
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000024957 | LongExchange-Traded Equity Funds
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000024958 | FR_744353988
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000024958 | FR_BD1RP61
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000024958 | FR_423358993
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000024958 | FR_629100991
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000024958 | FR_40624H997
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000024958 | FR_631473998
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000024958 | FR_337750996
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000024958 | FR_649996998
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000024958 | FR_BJYRDP5
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000024958 | FR_BYZWMR9
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000024958 | Country Other Line
Holdings [Line Items]
Percent of Net Asset Value	14.70%
C000024958 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	34.10%
C000024958 | Financials
Holdings [Line Items]
Percent of Net Asset Value	9.00%
C000024958 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000024958 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	7.10%
C000024958 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000024958 | Materials
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000024958 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	21.70%
C000024958 | Energy
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000024958 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000024958 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000024958 | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	8.70%
C000024958 | France
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000024958 | Germany
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000024958 | Ireland
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000024958 | Italy
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000024958 | Switzerland
Holdings [Line Items]
Percent of Net Asset Value	6.90%
C000024958 | Japan
Holdings [Line Items]
Percent of Net Asset Value	43.90%
C000024958 | United States
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000024958 | Netherlands
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000024958 | Sweden
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000251060 | FR_744353988
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000251060 | FR_BD1RP61
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000251060 | FR_423358993
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000251060 | FR_629100991
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000251060 | FR_40624H997
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000251060 | FR_631473998
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000251060 | FR_337750996
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000251060 | FR_649996998
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000251060 | FR_BJYRDP5
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000251060 | FR_BYZWMR9
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000251060 | Country Other Line
Holdings [Line Items]
Percent of Net Asset Value	14.70%
C000251060 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	34.10%
C000251060 | Financials
Holdings [Line Items]
Percent of Net Asset Value	9.00%
C000251060 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000251060 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	7.10%
C000251060 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000251060 | Materials
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000251060 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	21.70%
C000251060 | Energy
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000251060 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000251060 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000251060 | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	8.70%
C000251060 | France
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000251060 | Germany
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000251060 | Ireland
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000251060 | Italy
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000251060 | Switzerland
Holdings [Line Items]
Percent of Net Asset Value	6.90%
C000251060 | Japan
Holdings [Line Items]
Percent of Net Asset Value	43.90%
C000251060 | United States
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000251060 | Netherlands
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000251060 | Sweden
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000097733 | FR_744353988
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000097733 | FR_BD1RP61
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000097733 | FR_423358993
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000097733 | FR_629100991
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000097733 | FR_40624H997
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000097733 | FR_631473998
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000097733 | FR_337750996
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000097733 | FR_649996998
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000097733 | FR_BJYRDP5
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000097733 | FR_BYZWMR9
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000097733 | Country Other Line
Holdings [Line Items]
Percent of Net Asset Value	14.70%
C000097733 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	34.10%
C000097733 | Financials
Holdings [Line Items]
Percent of Net Asset Value	9.00%
C000097733 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000097733 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	7.10%
C000097733 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000097733 | Materials
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000097733 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	21.70%
C000097733 | Energy
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000097733 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000097733 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000097733 | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	8.70%
C000097733 | France
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000097733 | Germany
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000097733 | Ireland
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000097733 | Italy
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000097733 | Switzerland
Holdings [Line Items]
Percent of Net Asset Value	6.90%
C000097733 | Japan
Holdings [Line Items]
Percent of Net Asset Value	43.90%
C000097733 | United States
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000097733 | Netherlands
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000097733 | Sweden
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000122739 | FR_744353988
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000122739 | FR_BD1RP61
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000122739 | FR_423358993
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000122739 | FR_629100991
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000122739 | FR_40624H997
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000122739 | FR_631473998
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000122739 | FR_337750996
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000122739 | FR_649996998
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000122739 | FR_BJYRDP5
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000122739 | FR_BYZWMR9
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000122739 | Country Other Line
Holdings [Line Items]
Percent of Net Asset Value	14.70%
C000122739 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	34.10%
C000122739 | Financials
Holdings [Line Items]
Percent of Net Asset Value	9.00%
C000122739 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000122739 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	7.10%
C000122739 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000122739 | Materials
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000122739 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	21.70%
C000122739 | Energy
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000122739 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000122739 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000122739 | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	8.70%
C000122739 | France
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000122739 | Germany
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000122739 | Ireland
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000122739 | Italy
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000122739 | Switzerland
Holdings [Line Items]
Percent of Net Asset Value	6.90%
C000122739 | Japan
Holdings [Line Items]
Percent of Net Asset Value	43.90%
C000122739 | United States
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000122739 | Netherlands
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000122739 | Sweden
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000024961 | FR_744353988
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000024961 | FR_BD1RP61
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000024961 | FR_423358993
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000024961 | FR_629100991
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000024961 | FR_40624H997
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000024961 | FR_631473998
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000024961 | FR_337750996
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000024961 | FR_649996998
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000024961 | FR_BJYRDP5
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000024961 | FR_BYZWMR9
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000024961 | Country Other Line
Holdings [Line Items]
Percent of Net Asset Value	14.70%
C000024961 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	34.10%
C000024961 | Financials
Holdings [Line Items]
Percent of Net Asset Value	9.00%
C000024961 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000024961 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	7.10%
C000024961 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000024961 | Materials
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000024961 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	21.70%
C000024961 | Energy
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000024961 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000024961 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000024961 | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	8.70%
C000024961 | France
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000024961 | Germany
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000024961 | Ireland
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000024961 | Italy
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000024961 | Switzerland
Holdings [Line Items]
Percent of Net Asset Value	6.90%
C000024961 | Japan
Holdings [Line Items]
Percent of Net Asset Value	43.90%
C000024961 | United States
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000024961 | Netherlands
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000024961 | Sweden
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000024970 | FR_BD1RP61
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000024970 | FR_070591995
Holdings [Line Items]
Percent of Net Asset Value	6.60%
C000024970 | FR_888696994
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000024970 | FR_298750993
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000024970 | FR_806878997
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000024970 | FR_BQRRZ00
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000024970 | FR_455366997
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000024970 | FR_853205888
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000024970 | FR_254600992
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000024970 | FR_BP6KMJ1
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000024970 | Country Other Line
Holdings [Line Items]
Percent of Net Asset Value	8.80%
C000024970 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	28.20%
C000024970 | Financials
Holdings [Line Items]
Percent of Net Asset Value	9.30%
C000024970 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000024970 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	9.90%
C000024970 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	8.80%
C000024970 | Materials
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000024970 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	20.40%
C000024970 | Energy
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000024970 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	8.70%
C000024970 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000024970 | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	12.30%
C000024970 | France
Holdings [Line Items]
Percent of Net Asset Value	14.60%
C000024970 | Germany
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000024970 | Ireland
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000024970 | Switzerland
Holdings [Line Items]
Percent of Net Asset Value	8.90%
C000024970 | Denmark
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000024970 | Japan
Holdings [Line Items]
Percent of Net Asset Value	28.00%
C000024970 | United States
Holdings [Line Items]
Percent of Net Asset Value	7.60%
C000024970 | Netherlands
Holdings [Line Items]
Percent of Net Asset Value	6.60%
C000024970 | Spain
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000251061 | FR_BD1RP61
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000251061 | FR_070591995
Holdings [Line Items]
Percent of Net Asset Value	6.60%
C000251061 | FR_888696994
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000251061 | FR_298750993
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000251061 | FR_806878997
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000251061 | FR_BQRRZ00
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000251061 | FR_455366997
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000251061 | FR_853205888
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000251061 | FR_254600992
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000251061 | FR_BP6KMJ1
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000251061 | Country Other Line
Holdings [Line Items]
Percent of Net Asset Value	8.80%
C000251061 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	28.20%
C000251061 | Financials
Holdings [Line Items]
Percent of Net Asset Value	9.30%
C000251061 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000251061 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	9.90%
C000251061 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	8.80%
C000251061 | Materials
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000251061 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	20.40%
C000251061 | Energy
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000251061 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	8.70%
C000251061 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000251061 | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	12.30%
C000251061 | France
Holdings [Line Items]
Percent of Net Asset Value	14.60%
C000251061 | Germany
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000251061 | Ireland
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000251061 | Switzerland
Holdings [Line Items]
Percent of Net Asset Value	8.90%
C000251061 | Denmark
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000251061 | Japan
Holdings [Line Items]
Percent of Net Asset Value	28.00%
C000251061 | United States
Holdings [Line Items]
Percent of Net Asset Value	7.60%
C000251061 | Netherlands
Holdings [Line Items]
Percent of Net Asset Value	6.60%
C000251061 | Spain
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000122746 | FR_BD1RP61
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000122746 | FR_070591995
Holdings [Line Items]
Percent of Net Asset Value	6.60%
C000122746 | FR_888696994
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000122746 | FR_298750993
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000122746 | FR_806878997
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000122746 | FR_BQRRZ00
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000122746 | FR_455366997
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000122746 | FR_853205888
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000122746 | FR_254600992
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000122746 | FR_BP6KMJ1
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000122746 | Country Other Line
Holdings [Line Items]
Percent of Net Asset Value	8.80%
C000122746 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	28.20%
C000122746 | Financials
Holdings [Line Items]
Percent of Net Asset Value	9.30%
C000122746 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000122746 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	9.90%
C000122746 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	8.80%
C000122746 | Materials
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000122746 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	20.40%
C000122746 | Energy
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000122746 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	8.70%
C000122746 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000122746 | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	12.30%
C000122746 | France
Holdings [Line Items]
Percent of Net Asset Value	14.60%
C000122746 | Germany
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000122746 | Ireland
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000122746 | Switzerland
Holdings [Line Items]
Percent of Net Asset Value	8.90%
C000122746 | Denmark
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000122746 | Japan
Holdings [Line Items]
Percent of Net Asset Value	28.00%
C000122746 | United States
Holdings [Line Items]
Percent of Net Asset Value	7.60%
C000122746 | Netherlands
Holdings [Line Items]
Percent of Net Asset Value	6.60%
C000122746 | Spain
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000122747 | FR_BD1RP61
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000122747 | FR_070591995
Holdings [Line Items]
Percent of Net Asset Value	6.60%
C000122747 | FR_888696994
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000122747 | FR_298750993
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000122747 | FR_806878997
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000122747 | FR_BQRRZ00
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000122747 | FR_455366997
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000122747 | FR_853205888
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000122747 | FR_254600992
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000122747 | FR_BP6KMJ1
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000122747 | Country Other Line
Holdings [Line Items]
Percent of Net Asset Value	8.80%
C000122747 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	28.20%
C000122747 | Financials
Holdings [Line Items]
Percent of Net Asset Value	9.30%
C000122747 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000122747 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	9.90%
C000122747 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	8.80%
C000122747 | Materials
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000122747 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	20.40%
C000122747 | Energy
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000122747 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	8.70%
C000122747 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000122747 | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	12.30%
C000122747 | France
Holdings [Line Items]
Percent of Net Asset Value	14.60%
C000122747 | Germany
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000122747 | Ireland
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000122747 | Switzerland
Holdings [Line Items]
Percent of Net Asset Value	8.90%
C000122747 | Denmark
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000122747 | Japan
Holdings [Line Items]
Percent of Net Asset Value	28.00%
C000122747 | United States
Holdings [Line Items]
Percent of Net Asset Value	7.60%
C000122747 | Netherlands
Holdings [Line Items]
Percent of Net Asset Value	6.60%
C000122747 | Spain
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000024973 | FR_BD1RP61
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000024973 | FR_070591995
Holdings [Line Items]
Percent of Net Asset Value	6.60%
C000024973 | FR_888696994
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000024973 | FR_298750993
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000024973 | FR_806878997
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000024973 | FR_BQRRZ00
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000024973 | FR_455366997
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000024973 | FR_853205888
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000024973 | FR_254600992
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000024973 | FR_BP6KMJ1
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000024973 | Country Other Line
Holdings [Line Items]
Percent of Net Asset Value	8.80%
C000024973 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	28.20%
C000024973 | Financials
Holdings [Line Items]
Percent of Net Asset Value	9.30%
C000024973 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000024973 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	9.90%
C000024973 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	8.80%
C000024973 | Materials
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000024973 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	20.40%
C000024973 | Energy
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000024973 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	8.70%
C000024973 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000024973 | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	12.30%
C000024973 | France
Holdings [Line Items]
Percent of Net Asset Value	14.60%
C000024973 | Germany
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000024973 | Ireland
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000024973 | Switzerland
Holdings [Line Items]
Percent of Net Asset Value	8.90%
C000024973 | Denmark
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000024973 | Japan
Holdings [Line Items]
Percent of Net Asset Value	28.00%
C000024973 | United States
Holdings [Line Items]
Percent of Net Asset Value	7.60%
C000024973 | Netherlands
Holdings [Line Items]
Percent of Net Asset Value	6.60%
C000024973 | Spain
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000024974 | FR_19766M758
Holdings [Line Items]
Percent of Net Asset Value	16.30%
C000024974 | FR_19766M873
Holdings [Line Items]
Percent of Net Asset Value	16.20%
C000024974 | FR_19767A381
Holdings [Line Items]
Percent of Net Asset Value	9.70%
C000024974 | FR_19766J581
Holdings [Line Items]
Percent of Net Asset Value	9.70%
C000024974 | FR_19765M221
Holdings [Line Items]
Percent of Net Asset Value	8.70%
C000024974 | FR_19766M709
Holdings [Line Items]
Percent of Net Asset Value	8.70%
C000024974 | FR_19761L706
Holdings [Line Items]
Percent of Net Asset Value	7.00%
C000024974 | FR_19766P736
Holdings [Line Items]
Percent of Net Asset Value	7.00%
C000024974 | FR_19766C495
Holdings [Line Items]
Percent of Net Asset Value	6.50%
C000024974 | FR_19761L508
Holdings [Line Items]
Percent of Net Asset Value	6.50%
C000024974 | Asset Other Line
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000024974 | LongExchange-Traded Equity Funds
Holdings [Line Items]
Percent of Net Asset Value	7.00%
C000024974 | LongFixed Income Funds
Holdings [Line Items]
Percent of Net Asset Value	58.40%
C000024974 | LongEquity Funds
Holdings [Line Items]
Percent of Net Asset Value	27.90%
C000024974 | LongExchange-Traded Fixed Income Funds
Holdings [Line Items]
Percent of Net Asset Value	6.50%
C000024976 | FR_19766M758
Holdings [Line Items]
Percent of Net Asset Value	16.30%
C000024976 | FR_19766M873
Holdings [Line Items]
Percent of Net Asset Value	16.20%
C000024976 | FR_19767A381
Holdings [Line Items]
Percent of Net Asset Value	9.70%
C000024976 | FR_19766J581
Holdings [Line Items]
Percent of Net Asset Value	9.70%
C000024976 | FR_19765M221
Holdings [Line Items]
Percent of Net Asset Value	8.70%
C000024976 | FR_19766M709
Holdings [Line Items]
Percent of Net Asset Value	8.70%
C000024976 | FR_19761L706
Holdings [Line Items]
Percent of Net Asset Value	7.00%
C000024976 | FR_19766P736
Holdings [Line Items]
Percent of Net Asset Value	7.00%
C000024976 | FR_19766C495
Holdings [Line Items]
Percent of Net Asset Value	6.50%
C000024976 | FR_19761L508
Holdings [Line Items]
Percent of Net Asset Value	6.50%
C000024976 | Asset Other Line
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000024976 | LongExchange-Traded Equity Funds
Holdings [Line Items]
Percent of Net Asset Value	7.00%
C000024976 | LongFixed Income Funds
Holdings [Line Items]
Percent of Net Asset Value	58.40%
C000024976 | LongEquity Funds
Holdings [Line Items]
Percent of Net Asset Value	27.90%
C000024976 | LongExchange-Traded Fixed Income Funds
Holdings [Line Items]
Percent of Net Asset Value	6.50%
C000251062 | FR_19766M758
Holdings [Line Items]
Percent of Net Asset Value	16.30%
C000251062 | FR_19766M873
Holdings [Line Items]
Percent of Net Asset Value	16.20%
C000251062 | FR_19767A381
Holdings [Line Items]
Percent of Net Asset Value	9.70%
C000251062 | FR_19766J581
Holdings [Line Items]
Percent of Net Asset Value	9.70%
C000251062 | FR_19765M221
Holdings [Line Items]
Percent of Net Asset Value	8.70%
C000251062 | FR_19766M709
Holdings [Line Items]
Percent of Net Asset Value	8.70%
C000251062 | FR_19761L706
Holdings [Line Items]
Percent of Net Asset Value	7.00%
C000251062 | FR_19766P736
Holdings [Line Items]
Percent of Net Asset Value	7.00%
C000251062 | FR_19766C495
Holdings [Line Items]
Percent of Net Asset Value	6.50%
C000251062 | FR_19761L508
Holdings [Line Items]
Percent of Net Asset Value	6.50%
C000251062 | Asset Other Line
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000251062 | LongExchange-Traded Equity Funds
Holdings [Line Items]
Percent of Net Asset Value	7.00%
C000251062 | LongFixed Income Funds
Holdings [Line Items]
Percent of Net Asset Value	58.40%
C000251062 | LongEquity Funds
Holdings [Line Items]
Percent of Net Asset Value	27.90%
C000251062 | LongExchange-Traded Fixed Income Funds
Holdings [Line Items]
Percent of Net Asset Value	6.50%
C000122750 | FR_19766M758
Holdings [Line Items]
Percent of Net Asset Value	16.30%
C000122750 | FR_19766M873
Holdings [Line Items]
Percent of Net Asset Value	16.20%
C000122750 | FR_19767A381
Holdings [Line Items]
Percent of Net Asset Value	9.70%
C000122750 | FR_19766J581
Holdings [Line Items]
Percent of Net Asset Value	9.70%
C000122750 | FR_19765M221
Holdings [Line Items]
Percent of Net Asset Value	8.70%
C000122750 | FR_19766M709
Holdings [Line Items]
Percent of Net Asset Value	8.70%
C000122750 | FR_19761L706
Holdings [Line Items]
Percent of Net Asset Value	7.00%
C000122750 | FR_19766P736
Holdings [Line Items]
Percent of Net Asset Value	7.00%
C000122750 | FR_19766C495
Holdings [Line Items]
Percent of Net Asset Value	6.50%
C000122750 | FR_19761L508
Holdings [Line Items]
Percent of Net Asset Value	6.50%
C000122750 | Asset Other Line
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000122750 | LongExchange-Traded Equity Funds
Holdings [Line Items]
Percent of Net Asset Value	7.00%
C000122750 | LongFixed Income Funds
Holdings [Line Items]
Percent of Net Asset Value	58.40%
C000122750 | LongEquity Funds
Holdings [Line Items]
Percent of Net Asset Value	27.90%
C000122750 | LongExchange-Traded Fixed Income Funds
Holdings [Line Items]
Percent of Net Asset Value	6.50%
C000122751 | FR_19766M758
Holdings [Line Items]
Percent of Net Asset Value	16.30%
C000122751 | FR_19766M873
Holdings [Line Items]
Percent of Net Asset Value	16.20%
C000122751 | FR_19767A381
Holdings [Line Items]
Percent of Net Asset Value	9.70%
C000122751 | FR_19766J581
Holdings [Line Items]
Percent of Net Asset Value	9.70%
C000122751 | FR_19765M221
Holdings [Line Items]
Percent of Net Asset Value	8.70%
C000122751 | FR_19766M709
Holdings [Line Items]
Percent of Net Asset Value	8.70%
C000122751 | FR_19761L706
Holdings [Line Items]
Percent of Net Asset Value	7.00%
C000122751 | FR_19766P736
Holdings [Line Items]
Percent of Net Asset Value	7.00%
C000122751 | FR_19766C495
Holdings [Line Items]
Percent of Net Asset Value	6.50%
C000122751 | FR_19761L508
Holdings [Line Items]
Percent of Net Asset Value	6.50%
C000122751 | Asset Other Line
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000122751 | LongExchange-Traded Equity Funds
Holdings [Line Items]
Percent of Net Asset Value	7.00%
C000122751 | LongFixed Income Funds
Holdings [Line Items]
Percent of Net Asset Value	58.40%
C000122751 | LongEquity Funds
Holdings [Line Items]
Percent of Net Asset Value	27.90%
C000122751 | LongExchange-Traded Fixed Income Funds
Holdings [Line Items]
Percent of Net Asset Value	6.50%
C000024977 | FR_19766M758
Holdings [Line Items]
Percent of Net Asset Value	16.30%
C000024977 | FR_19766M873
Holdings [Line Items]
Percent of Net Asset Value	16.20%
C000024977 | FR_19767A381
Holdings [Line Items]
Percent of Net Asset Value	9.70%
C000024977 | FR_19766J581
Holdings [Line Items]
Percent of Net Asset Value	9.70%
C000024977 | FR_19765M221
Holdings [Line Items]
Percent of Net Asset Value	8.70%
C000024977 | FR_19766M709
Holdings [Line Items]
Percent of Net Asset Value	8.70%
C000024977 | FR_19761L706
Holdings [Line Items]
Percent of Net Asset Value	7.00%
C000024977 | FR_19766P736
Holdings [Line Items]
Percent of Net Asset Value	7.00%
C000024977 | FR_19766C495
Holdings [Line Items]
Percent of Net Asset Value	6.50%
C000024977 | FR_19761L508
Holdings [Line Items]
Percent of Net Asset Value	6.50%
C000024977 | Asset Other Line
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000024977 | LongExchange-Traded Equity Funds
Holdings [Line Items]
Percent of Net Asset Value	7.00%
C000024977 | LongFixed Income Funds
Holdings [Line Items]
Percent of Net Asset Value	58.40%
C000024977 | LongEquity Funds
Holdings [Line Items]
Percent of Net Asset Value	27.90%
C000024977 | LongExchange-Traded Fixed Income Funds
Holdings [Line Items]
Percent of Net Asset Value	6.50%